Commitments - Capital Commitments Relating to Property Development Projects and Investments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingencies [Line Items]
Capital commitments	¥ 91,784	¥ 45,079
Investments [member]
Disclosure of commitments and contingencies [Line Items]
Capital commitments	86,582	39,616
Property, plant and equipment [member]
Disclosure of commitments and contingencies [Line Items]
Capital commitments	5,202	5,462
Others [member]
Disclosure of commitments and contingencies [Line Items]
Capital commitments	¥ 0	¥ 1